THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        5/16/2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
             FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 8/15/2011.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Asset Management Corp.

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-06499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  (212) 603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Gashler                New York, New York                 8/22/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      203,280
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ATHEROS COMMUNICATIONS INC   COM            04743P108    9,267   207,500 SH       SOLE                  207,500      -    -
BECKMAN COULTER INC          COM            075811109    3,466    41,720 SH       SOLE                   41,720      -    -
BUCYRUS INTL INC NEW         COM            118759109   17,942   196,200 SH       SOLE                  196,200      -    -
EXCO RESOURCES INC           COM            269279402   10,679   516,896 SH       SOLE                  516,896      -    -
MARSHALL & ILSLEY CORP NEW   COM            571837103   22,787 2,851,925 SH       SOLE                2,851,925      -    -
MASSEY ENERGY COMPANY        COM            576206106   15,278   223,500 SH       SOLE                  223,500      -    -
PRE PAID LEGAL SVCS INC      COM            740065107    9,643   146,105 SH       SOLE                  146,105      -    -
PRIDE INTL INC DEL           COM            74153Q102   53,786 1,252,300 SH       SOLE                1,252,300      -    -
SMURFIT-STONE CONTAINER CORP COM            83272A104   42,395 1,096,900 SH       SOLE                1,096,900      -    -
TALECRIS BIOTHERAPEUTICS HLD COM            874227101   18,037   673,018 SH       SOLE                  673,018      -    -


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